HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2020
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Disclosure of assets and liabilities classified as held for sale
The following is a summary of the assets and liabilities that were classified as held for sale as of June 30, 2020 and December 31, 2019:

(US$ Millions)	Jun. 30, 2020	Dec. 31, 2019
Investment properties	$135	$160
Equity accounted investments	—	223
Accounts receivable and other assets	2	4
Assets held for sale	137	387
Debt obligations	70	138
Accounts payable and other liabilities	—	2
Liabilities associated with assets held for sale	$70	$140

Disclosure of reconciliation of changes in assets held for sale
The following table presents the change to the components of the assets held for sale for the six months ended June 30, 2020 and the year ended December 31, 2019:

(US$ Millions)	Jun. 30, 2020	Dec. 31, 2019
Balance, beginning of period	$387	$1,004
Reclassification to (from) assets held for sale, net	135	3,387
Disposals	(389)	(4,038)
Fair value adjustments	—	14
Foreign currency translation	—	(5)
Other	4	25
Balance, end of period	$137	$387